Operating Costs (Tables)	12 Months Ended
Dec. 31, 2025
Operating costs
Operating costs

	2025	2024	2023

	(€ in thousands)
Employee benefits	22,910	19,367	20,349
External R&D costs	15,280	12,838	4,809
Laboratory costs and other consumables	6,668	4,675	3,473
Advisory and legal costs	5,008	4,384	4,262
Insurance costs	925	918	1,458
Depreciation	2,703	2,761	2,513
Patent and license expenses	943	721	303
Other	5,356	4,353	4,217
Total	59,793	50,017	41,384